Dividends on ordinary shares and buyback (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Schedule of dividends on ordinary shares	Shareholders who have joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2025 interim dividend	31 July 2025
Record date for 2025 interim dividend	1 August 2025
Final date for joining or leaving the interim dividend reinvestment plan	18 August 2025
Interim 2025 dividend paid	9 September 2025